RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of key management personnel compensation

	2021	2020	2019
Salaries and short-term benefits	$9.1	$8.0	$10.2
Share-based compensation	(0.8)	1.3	4.1
Termination and other long-term benefits	4.1	0.9	1.3
	$12.4	$10.2	$15.6